Note 2 - Principles of Consolidation, Accounting policies and measurement bases applied and recent IFRS pronouncements - Amortization Rate (Tables)	6 Months Ended
Jun. 30, 2020
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Hedging Instruments Affected By IBOR
Millions of Euros
	LIBOR USD	LIBOR GBP	Other - TIIE (*)	TOTAL
Cash flow hedges	10,318	-	601	10,920
Fair value hedges	12,667	299	2,621	15,588